CONSOLIDATED INCOME STATEMENTS - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES FROM CONTRACTS WITH CUSTOMERS
Service revenues (Notes 4 and 5)	₱ 212,186	₱ 208,382	₱ 201,832
Non-service revenues (Notes 4 and 5)	6,202	8,451	9,121
Revenues	218,388	216,833	210,953
EXPENSES
General operating costs (Note 5)	75,789	78,068	81,655
Depreciation and amortization (Notes 9,10,14 and 18)	59,487	56,228	58,662
Cost of devices, accessories and contract-specific services (Note 5)	12,784	14,011	15,092
Asset impairment (Note 5)	3,970	4,321	4,432
Interconnection costs (Note 5)	16,010	13,718	10,418
Expenses	168,040	166,346	170,259
Profit (loss) from operating activities	50,348	50,487	40,694
OTHER EXPENSES- NET (Note 5)	12,658	9,943	5,984
INCOME BEFORE INCOME TAX FROM CONTINUING OPERATIONS	37,690	40,544	34,710
PROVISION FOR INCOME TAX (Note 7)	8,821	9,601	9,170
NET INCOME FROM CONTINUING OPERATIONS (Note 4)	28,869	30,943	25,540
NET LOSS FROM DISCONTINUED OPERATIONS (Notes 2 and 4)			(41)
NET INCOME (Note 4)	28,869	30,943	25,499
ATTRIBUTABLE TO:
Equity holders of PLDT (Note 8)	28,662	30,695	25,289
Noncontrolling interests	207	248	210
NET INCOME (Note 4)	₱ 28,869	₱ 30,943	₱ 25,499
Earnings Per Share Attributable to Common Equity Holders of PLDT (Notes 8)
Basic	₱ 132.38	₱ 141.8	₱ 116.77
Diluted	132.38	141.8	116.77
Earnings Per Share from Continuing Operations Attributable to Common Equity Holders of PLDT (Note 8)
Basic	132.38	141.8	116.96
Diluted	₱ 132.38	₱ 141.8	₱ 116.96